Stock-Based Compensation - Summary Of The Status Of The Stock Options (Detail) - Enjoy Technology [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Balance at the beginning (Number of Shares)	22,874,690	21,628,240	17,467,312
Options granted (Number of Shares)	10,231,800	4,229,800	10,331,400
Options exercised (Number of Shares)	(3,073,937)	(802,253)	(2,276,594)
Options cancelled (Number of Shares)	(786,568)	(2,181,097)	(3,893,878)
Balance at the end (Number of Shares)	29,246,085	22,874,690	21,628,240	17,467,312
Options exercisable (Number of Shares)	11,902,445	12,289,789
Vested and expected to vest (Number of Shares)	29,246,085	22,874,690
Balance at the beginning (Weighted Average Exercise Price)	$ 0.62	$ 0.58	$ 0.31
Options granted (Weighted Average Exercise Price)	3.11	0.89	0.89
Options exercised (Weighted Average Exercise Price)	0.49	0.41	0.21
Options cancelled (Weighted Average Exercise Price)	1.64	0.74	0.41
Balance at the end (Weighted Average Exercise Price)	1.48	0.62	$ 0.58	$ 0.31
Options exercisable (Weighted Average Exercise Price)	0.62	0.49
Vested and expected to vest (Weighted Average Exercise Price)	$ 1.48	$ 0.62
Remaining Contractual Term In Years	8 years 2 months 1 day	7 years 8 months 15 days	8 years 5 months 26 days	8 years 3 months 14 days
Options exercisable (Remaining Contractual Term In Years)	6 years 10 months 28 days	7 years
Vested and expected to vest (Remaining Contractual Term In Years)	8 years 2 months 1 day	7 years 8 months 15 days
Aggregate Intrinsic Value	$ 57,635	$ 51,134	$ 6,783	$ 2,177
Options exercisable (Aggregate Intrinsic Value)	33,725	29,151
Vested and expected (Aggregate Intrinsic Value)	$ 57,635	$ 51,134